Subsequent Event - Summary of Details of Consideration and Recognized Amounts of Assets Acquired and Liabilities Assumed (Details) - Cenovus and Husky Merger [Member] $ in Millions	Jan. 01, 2021 CAD ($)
Disclosure Of Business Combinations [Line Items]
Share Purchase Warrants	$ 216
Replacement Stock Options	9
Non-Controlling Interest	11
Total Consideration and Non-Controlling Interest	6,866
Cash	735
Restricted Cash	164
Accounts Receivable and Accrued Revenues	1,272
Inventories	1,118
Property, Plant and Equipment, Intangible Assets and Deferred Income Tax Assets	15,227
Right-of-Use Assets	1,137
Long-Term Income Tax Receivable	202
Other Assets	200
Investments in Joint Ventures	457
Accounts Payable and Accrued Liabilities	(2,224)
Income Tax Payable	(59)
Current Portion of Long-Term Debt	(40)
Long-Term Debt	(6,602)
Lease Liabilities	(1,447)
Decommissioning Liabilities	(2,835)
Other Liabilities	(439)
Total Identifiable Net Assets	6,866
Common Share [Member]
Disclosure Of Business Combinations [Line Items]
Fair value of shares transferred	6,111
Preferred Share [Member]
Disclosure Of Business Combinations [Line Items]
Fair value of shares transferred	$ 519